Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Research and development	$ 985,751	$ 609,378	$ 1,711,177	$ 189,000